Schedule of Investments (unaudited)
February 29, 2024
BlackRock Infrastructure Sustainable Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Construction & Engineering — 4.2%
Ferrovial SE	9,569	$ 359,314
Diversified Telecommunication Services — 4.8%
Cellnex Telecom SA(a)	8,143	294,407
Infrastrutture Wireless Italiane SpA(a)	10,926	121,020
		415,427
Electric Utilities — 29.6%
Alliant Energy Corp.	5,918	282,584
EDP - Energias de Portugal SA	72,234	287,667
Enel SpA	50,894	323,841
Exelon Corp.	2,424	86,876
Hydro One Ltd.(a)	2,922	87,091
Orsted AS(a)	3,891	217,903
Portland General Electric Co.	3,869	155,418
SSE PLC	17,613	361,990
Terna - Rete Elettrica Nazionale	55,654	435,994
Xcel Energy, Inc.	6,035	317,984
		2,557,348
Ground Transportation — 5.7%
Canadian Pacific Kansas City Ltd.	2,640	224,151
CSX Corp.	4,771	181,012
West Japan Railway Co.	2,100	87,322
		492,485
Health Care REITs — 2.2%
Aedifica SA	1,446	82,581
Physicians Realty Trust	9,423	105,820
		188,401
Independent Power and Renewable Electricity Producers — 7.8%
Boralex, Inc., Class A	7,356	161,684
Clearway Energy, Inc., Class C	15,963	347,993
EDP Renovaveis SA	12,291	167,661
		677,338
IT Services — 2.0%
NEXTDC Ltd.(b)	15,041	173,167
Multi-Utilities — 9.2%
CMS Energy Corp.	3,041	174,462
National Grid PLC	40,715	532,757
REN - Redes Energeticas Nacionais SGPS SA	35,316	83,656
		790,875
Security	Shares	Value
Specialized REITs — 11.4%
American Tower Corp.	1,372	$ 272,836
Digital Realty Trust, Inc.	630	92,490
Equinix, Inc.	200	177,764
SBA Communications Corp.	2,114	442,312
		985,402
Transportation Infrastructure — 12.6%
Aena SME SA(a)	454	86,255
Aeroports de Paris SA	624	84,946
Enav SpA(a)	36,213	127,019
Flughafen Zurich AG, Registered Shares	408	86,068
Fraport AG Frankfurt Airport Services Worldwide(b)	2,965	165,013
Getlink SE	15,025	256,530
Salik Co. PJSC	105,266	100,023
Transurban Group	20,632	181,814
		1,087,668
Water Utilities — 5.5%
Severn Trent PLC	6,795	214,429
United Utilities Group PLC	19,799	256,275
		470,704
Total Long-Term Investments — 95.0% (Cost: $8,608,218)		8,198,129
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(c)(d)	361,009	361,009
Total Short-Term Securities — 4.2% (Cost: $361,009)		361,009
Total Investments — 99.2% (Cost: $8,969,227)		8,559,138
Other Assets Less Liabilities — 0.8%		71,942
Net Assets — 100.0%		$ 8,631,080
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Infrastructure Sustainable Opportunities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 733,814	$ —	$ (372,805)(a)	$ —	$ —	$ 361,009	361,009	$ 16,820	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(1)(a)	1	—	—	—	12(c)	—
				$ 1	$ —	$ 361,009		$ 16,832	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(c)	08/19/26	$ 115,276	$ (5,782)(b)	$ 109,139	1.3%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $355 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	20-26 basis points
Benchmarks:	Euro Short-Term Rate: EUR 1 Day
U.S. Overnight Federal Funds Effective Rate

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Infrastructure Sustainable Opportunities Fund
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	20,683	$ 82,369	75.5%
Independent Power and Renewable Electricity Producers
Clearway Energy, Inc., Class C	1,228	26,770	24.5
Total Reference Entity — Long		109,139
Net Value of Reference Entity — Goldman Sachs Bank USA		$109,139
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$ —	$ 359,314	$ —	$ 359,314
Diversified Telecommunication Services	—	415,427	—	415,427
Electric Utilities	929,953	1,627,395	—	2,557,348
Ground Transportation	405,163	87,322	—	492,485
Health Care REITs	105,820	82,581	—	188,401
Independent Power and Renewable Electricity Producers	509,677	167,661	—	677,338
IT Services	—	173,167	—	173,167
Multi-Utilities	174,462	616,413	—	790,875
Specialized REITs	985,402	—	—	985,402
Transportation Infrastructure	100,023	987,645	—	1,087,668
Water Utilities	—	470,704	—	470,704

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Infrastructure Sustainable Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 361,009	$ —	$ —	$ 361,009
	$ 3,571,509	$ 4,987,629	$ —	$ 8,559,138
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ —	$ (5,782)	$ —	$ (5,782)
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
Portfolio Abbreviation
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
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